Description of Business and Summary of Significant Accounting Policies - Product Warranties (Details) - VELODYNE LIDAR, INC AND SUBSIDIARIES - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Changes in accrued warranty liability
Balance as of the beginning of the period	$ 4,322	$ 3,531	$ 3,531	$ 1,317	$ 254
Warranty provision	2,918	3,841	6,531	5,469	2,341
Consumption	(940)	(2,642)	(4,939)	(4,055)	(1,011)
Changes in provision estimates	(3,104)	141	(801)	800	(267)
Balance as of the end of the period	$ 3,196	$ 4,871	$ 4,322	$ 3,531	$ 1,317